Note 14 - Goodwill	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of goodwill [text block]
14.	GOODWILL

	2017	2016

Balance at end of previous year	30,511.2	30,953.1
Effect of movements in foreign exchange	489.7	(2,388.9)
Acquisition and disposal through business combinations (i)	401.0	1,947.0
Balance at the end of year	31,401.9	30,511.2

(i) In
2017
it refers mainly to the goodwill allocation of acquisition of Cachoeiras de Macacu, and in
2016
refers to the acquisition of Mark Anthony and Cerveceria Nacional in the transaction of exchange of shareholdings.

The carrying amount of goodwill was allocated to the different cash-generating units as follows:

	Functional currency	2017	2016
LAN:
Brazil	BRL	17,668.4	17,424.6
Goodwill		102,911.0	102,667.2
Non-controlling transactions (i)		(85,242.6)	(85,242.6)
Dominican Republic	DOP	3,163.6	3,224.9
Cuba (ii)	USD	2.7	3.6
Panama	PAB	1,149.3	1,060.1

LAS:
Argentina	ARS	443.9	518.0
Bolivia	BOB	1,170.1	1,152.8
Chile	CLP	47.0	42.7
Paraguay	PYG	786.1	753.7
Uruguay	UYU	170.7	165.8

NA:
Canada	CAD	6,800.1	6,165.0
		31,401.9	30,511.2

(i) It refers to the exchange of shareholdings operation occurred in
2013
as a result of the adoption of the predecessor basis of accounting.

(ii) The functional currency of Cuba, the Cuban convertible peso (CUC), has a fixed parity with the dollar (USD) at balance sheet date.

Annual impairment testing

Goodwill impairment testing relies on a number of critical judgments, estimates and assumptions. Goodwill, which accounted for approximately
36%
of total assets as of
December 31, 2017 (
36%
as of
December 31, 2016)
is tested for impairment at the cash-generating unit level (that is one
level below the reporting segments). The cash-generating unit level is the lowest level at which goodwill is monitored for internal management purposes. In a business combination occurs, goodwill is allocated as from the acquisition date, to each of business units that are expected to benefit from the synergies of the combination.

The Company’s impairment testing methodology is in accordance with IAS
36,
in which a fair-value-less-cost-to-sell and value in use approaches are taken into consideration. This consists in applying a discounted cash flow approach based on acquisition valuation models for its major business units and the business units showing high capital amounts invested in earnings before interest, taxes, depreciation and amortization (“EBITDA”) multiples. The ratio between invested capital and EBITDA is basis for selecting the cash generating units to be tested.

▪	Only for CGU Latin America North there was need to apply the impairment test;

▪	For Latin America South and Canada there was no need to apply the impairment test.

The key judgments, estimates and assumptions used in the discounted free cash flow calculations are generally as follows:

▪	The first year of the model is based on management's best estimate of the free cash flow outlook for the current year;

▪	In the
second
to
fourth
years of the model, free cash flows are based on ABInBev's strategic plan as approved by key management. AB InBev's strategic plan is prepared per country and is based on external sources in respect of macro-economic assumptions, industry, inflation and foreign exchange rates, past experience and identified initiatives in terms of market share, revenue, variable and fixed cost, capital expenditure and working capital assumptions;

▪	From the
fifth
to the
tenth
year of the model, as well as for perpetuity, the cash flows are extrapolated using expected long-term consumer price indices and the growth of the beer market, based on external sources specific from each UGC;

▪	Projections are made in the functional currency of the business unit and discounted at the unit's weighted average cost of capital (“WACC”), considering sensitivities on this metric.

▪	Cost to sell is assumed to reach 1.5% of the entity value based on historical precedents.

The weighted average cost of capital in nominal dollars, for the impairment testing of goodwill performed varied as follows:

	2017			2016
Latin America North	from 8.59%	to	10.29%	from 8.39%	to	10.27%

Although Ambev believes that its judgments, assumptions and estimates are appropriate, actual results may
differ from these judgments.